Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

February 5, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Tax-Exempt California Money Market Fund (the “Fund”) (Reg. Nos. 033-12938, 811-05076)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 39 to the Fund’s Registration Statement on Form N-1A (the “Amendment”), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on January 26, 2015.

Please direct any comments or questions regarding this filing to the undersigned at (617) 295-2565.

Very truly yours,

/s/Caroline Pearson

Caroline Pearson
Managing Director
Deutsche Investment Management Americas Inc.

cc:           Matthew Brunmeier, Esq., Vedder Price